THE MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                           YIELD TO
    (IN                                                                           MATURITY/
THOUSANDS)              SECURITY DESCRIPTION                MATURITY DATES           RATE            VALUE
-----------   ----------------------------------------  ----------------------   ------------   ---------------
CERTIFICATES OF DEPOSIT -- DOMESTIC (5.0%)
$   33,500    Bank of America, Chicago................                11/07/97          5.570%  $    33,484,726
    25,000    Bank of America Nationale Trust &
               Savings Association....................                02/12/97          4.900        24,997,587
    15,000    Bank of New York........................                04/01/97          5.550        14,996,536
    25,000    Chase Manhattan.........................                12/30/96          5.750        25,000,000
    42,825    First Union Bank of North Carolina......                02/18/97          5.360        42,825,000
    50,000    National Bank of Detroit................                01/03/97          5.200        49,995,615
                                                                                                ---------------
              TOTAL CERTIFICATES OF DEPOSIT --
               DOMESTIC...............................                                              191,299,464
                                                                                                ---------------
CERTIFICATES OF DEPOSIT -- FOREIGN (34.5%)
    32,000    Bank of Montreal, Chicago...............                01/10/97          5.360        32,000,000
   158,500    Banque Nationale de Paris Ltd., New
               York...................................       12/03/96-04/11/97    5.330-5.750       158,496,834
    30,300    Bayerische Landesbank, New York.........       12/09/96-11/21/97    5.310-5.500        30,286,461
    51,150    Bayerische Vereinsbank AG, New York.....                10/28/97          5.680        51,127,776
    88,500    Canadian Imperial Bank of Commerce......                12/19/96          5.270        88,500,000
    50,000    Commerzbank U.S. Finance, Inc...........                12/13/96          5.290        50,000,166
    38,500    Credit Agricole, Chicago................                12/30/96          5.420        38,500,182
    11,500    Deutsche Bank...........................                11/10/97          5.550        11,494,350
   175,000    Landesbank Hessen Thuringen.............                07/18/97          6.010       175,331,454
    35,000    Rabobank Nederland N. V.................                12/27/96          5.540        35,000,249
    59,000    Royal Bank of Canada, New York..........       05/13/97-05/15/97    5.745-5.810        59,005,348
   150,000    Sanwa Bank Ltd. Yankee CD...............       12/09/96-01/15/97    5.360-5.500       150,000,186
   196,000    Societe Generale, New York..............       12/05/96-10/06/97    5.280-5.840       195,982,211
   130,000    Sumitomo Bank Yankee CD.................       12/03/96-01/21/97    5.500-5.520       130,000,000
    48,400    Swiss Bank Corp., New York..............                12/18/96          5.530        48,400,226
    50,000    Union Bank of Switzerland...............                12/13/96          5.500        50,000,000
    25,000    Westpac Banking Corp. Yankee CD.........                12/27/96          5.570        25,000,356
                                                                                                ---------------
              TOTAL CERTIFICATES OF DEPOSIT --
               FOREIGN................................                                            1,329,125,799
                                                                                                ---------------
COMMERCIAL PAPER -- DOMESTIC (17.1%)
    20,976    AI Credit Corp..........................       12/03/96-12/17/96          5.240        20,961,791
    40,000    American Express Co.....................                12/16/96          5.260        39,912,333
    73,000    American Express Credit Corp............                01/02/97          5.250        72,659,334
    25,000    Bank of New York........................                12/12/96          5.270        24,959,743
    25,000    Bankers Trust...........................                12/27/96          5.600        24,898,889
     7,000    Bellsouth Capital Funding Corp..........                12/02/96          5.300         6,998,969
    22,458    Campbell Soup Co........................                12/20/96          5.270        22,395,536
    24,024    CIT Group Holdings Inc..................                12/19/96          5.250        23,960,937
    25,000    Deere & Co..............................                01/24/97          5.330        24,800,125
   116,000    Ford Motor Credit Corp..................       12/05/96-12/20/96          5.250       115,780,083
     5,600    General Electric Capital Corp...........                12/04/96          5.250         5,597,550
    25,000    H.J. Heinz Co...........................                12/09/96          5.230        24,970,944
    45,300    J.C. Penny Funding Corp.................       12/11/96-12/16/96    5.250-5.270        45,230,987
    51,000    Koch Industries Inc.....................                12/02/96          5.350        50,992,421
    10,000    PACCAR Financial Corp...................                12/06/96          5.300         9,992,639

The Accompanying Notes are an Integral Part of the Financial Statements.

THE MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                           YIELD TO
    (IN                                                                           MATURITY/
THOUSANDS)              SECURITY DESCRIPTION                MATURITY DATES           RATE            VALUE
-----------   ----------------------------------------  ----------------------   ------------   ---------------
COMMERCIAL PAPER -- DOMESTIC (CONTINUED)
$    2,732    PepsiCo Inc.............................                12/13/96          5.270%  $     2,727,201
    65,000    Raytheon Co.............................                12/20/96          5.270        64,819,210
    26,000    Republic Bank of New York...............                12/10/96          5.250        25,965,875
     7,000    Southern Co.............................                12/09/96          5.250         6,991,833
    20,800    Unilever Capital Corp...................                12/13/96          5.250        20,763,600
    18,930    Warner Lambert Co.......................                12/02/96          5.230        18,927,250
     3,365    Xerox Credit Corp.......................       12/09/96-12/18/96    5.240-5.270         3,358,434
                                                                                                ---------------
              TOTAL COMMERCIAL PAPER -- DOMESTIC......                                              657,665,684
                                                                                                ---------------
COMMERCIAL PAPER -- FOREIGN (15.2%)
    57,165    Bayerische Vereinsbank..................       12/04/96-12/17/96    5.250-5.430        57,069,542
    90,000    Caisse D'Amortissement..................                06/06/97          5.290        87,526,925
    40,000    Canadian Imperial Holding Inc...........                12/10/96          5.444        39,945,560
    37,000    Commonwealth Bank of Australia..........                12/30/96          5.320        36,841,434
    78,561    Creditanstalt Finance Inc...............       12/04/96-12/12/96          5.250        78,482,808
    21,900    Deutsche Bank Finance Inc...............                12/03/96          5.270        21,893,588
    22,020    Dresdner Bank U.S. Finance Inc..........                12/05/96          5.250        22,007,155
    18,000    Glaxo Wellcome PLC......................                12/09/96          5.420        17,978,320
    50,000    National Australia Funding..............                12/02/96          5.290        49,992,653
    55,000    Ontario Hydro...........................       12/04/96-12/30/96    5.240-5.370        54,862,179
    26,300    Seagram, Joseph E. & Sons Inc...........                12/11/96          5.250        26,261,646
    24,000    Swiss Bank Corp., New York..............                12/27/96          5.300        23,905,013
    69,000    UBS Finance Delaware Inc................                12/04/96          5.340        68,969,295
                                                                                                ---------------
              TOTAL COMMERCIAL PAPER -- FOREIGN.......                                              585,736,118
                                                                                                ---------------
CORPORATE OBLIGATIONS (3.2%)
    75,000    Abbey National Treasury Services, PLC...       11/03/97-11/21/97    5.500-5.640        74,953,304
    15,000    General Electric Capital Corp...........                01/31/97          5.080        14,999,699
    25,000    John Deere Capital Corp.................                07/03/97          5.850        24,989,740
     9,000    Old Kent Bank & Trust Co................                01/15/97          5.125         9,000,000
                                                                                                ---------------
              TOTAL CORPORATE OBLIGATIONS.............                                              123,942,743
                                                                                                ---------------
FLOATING RATE NOTES (7.3%) (a)
    53,000    Abbey National Treasury Services, PLC,
               (resets monthly to one month LIBOR
               -12.5 basis points, due 05/16/97)......                12/18/96(b)        5.250       52,982,004
    72,500    Asset Backed Securities Investment
               Trust, Series 1996-M, (resets monthly
               to one month LIBOR, due 10/15/97)
               (144A).................................                12/15/96(b)        5.375       72,500,000
    20,000    Federal National Mortgage Association,
               (resets weekly to six month Treasury
               Bill rate +10 basis points, due
               06/11/97)..............................                12/10/96(b)        5.370       19,991,850

The Accompanying Notes are an Integral Part of the Financial Statements.

THE MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                           YIELD TO
    (IN                                                                           MATURITY/
THOUSANDS)              SECURITY DESCRIPTION                MATURITY DATES           RATE            VALUE
-----------   ----------------------------------------  ----------------------   ------------   ---------------
FLOATING RATE NOTES (CONTINUED)
$   94,622    Natwest Asset Trust Securities, Series
               R-13/14A, (resets monthly to one month
               LIBOR +2 basis points, due 09/15/03)
               (144A).................................                12/15/96(b)        5.395% $    94,622,000
    40,000    Society National Bank of Cleveland,
               (resets daily to the Fed Funds rate +8
               basis points, due 07/08/97)............                 12/4/96(b)        5.500       39,983,656
                                                                                                ---------------
              TOTAL FLOATING RATE NOTES...............                                              280,079,510
                                                                                                ---------------
TIME DEPOSITS -- FOREIGN (0.3%)
    13,203    Banque Nationale de Paris, Grand
               Cayman.................................                12/02/96          5.375        13,203,000
                                                                                                ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (4.8%)
    30,000    Federal Farm Credit Bank................                12/02/96          5.400        29,999,868
     1,060    Federal Home Loan Banks.................                06/27/97          5.875         1,059,245
    73,430    Federal Home Loan Mortgage Corp.........                12/02/96    5.330-5.700        73,418,679
    79,500    Federal National Mortgage Association...       12/04/96-12/18/96    5.370-5.410        79,497,955
                                                                                                ---------------
              TOTAL U.S. GOVERNMENT AGENCY
               OBLIGATIONS............................                                              183,975,747
                                                                                                ---------------
U.S. TREASURY OBLIGATIONS (2.6%)
    97,500    United States Treasury Notes............                01/31/97          7.500        97,874,271
                                                                                                ---------------
REPURCHASE AGREEMENTS (9.3%)
   357,587    Goldman Sachs Repurchase Agreements,
               dated 11/29/96, proceeds $357,827,145
               (collateralized by $263,308,000 U.S.
               Treasury Notes 6.250%-7.500%, due
               02/28/97-11/15/01 valued at
               $270,636,657; $95,642,000 U.S. Treasury
               Bills 0.000%, due 03/06/97-04/24/97
               valued at $94,102,422) (cost
               $357,587,000)..........................                12/02/96    5.350-5.660       357,587,000
                                                                                                ---------------
              TOTAL INVESTMENTS AT AMORTIZED COST AND VALUE (99.3%)                               3,820,489,336
              OTHER ASSETS IN EXCESS OF LIABILITIES (0.7%)                                           27,760,581
                                                                                                ---------------
              NET ASSETS (100.0%)                                                               $ 3,848,249,917
                                                                                                ---------------
                                                                                                ---------------

(a) The Coupon rate shown on floating or adjustable rate securities represents the rate at the end of the reporting period. The due date in the security description reflects the final maturity date.

(b) Reflects the next interest rate reset date.

144A -- Securities restricted for resale to Qualified Institutional Buyers.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

ASSETS
Investments at Amortized Cost and Value            $3,820,489,336
Cash                                                        2,198
Interest Receivable                                    28,466,958
Prepaid Trustees' Fees                                      6,237
Prepaid Expenses and Other Assets                          13,201
                                                   --------------
    Total Assets                                    3,848,977,930
                                                   --------------

LIABILITIES
Advisory Fee Payable                                      409,662
Custody Fee Payable                                       119,011
Administrative Services Fee Payable                       102,973
Administration Fee Payable                                 56,064
Fund Services Fee Payable                                   5,425
Accrued Expenses                                           34,878
                                                   --------------
    Total Liabilities                                     728,013
                                                   --------------

NET ASSETS
Applicable to Investors' Beneficial Interests      $3,848,249,917
                                                   --------------
                                                   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED NOVEMBER 30, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                 $191,789,557

EXPENSES
Advisory Fee                                       $4,503,793
Administrative Services Fee                           891,730
Custodian Fees and Expenses                           588,354
Administration Fee                                    306,001
Fund Services Fee                                     157,428
Trustees' Fees and Expenses                            63,351
Professional Fees and Expenses                         48,407
Miscellaneous                                          30,508
                                                   ----------
    Total Expenses                                  6,589,572
Less: Reimbursement of Expenses                        (9,993)
                                                   ----------

NET EXPENSES                                                       6,579,579
                                                                ------------
NET INVESTMENT INCOME                                            185,209,978

NET REALIZED GAIN ON INVESTMENTS                                     267,432
                                                                ------------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $185,477,410
                                                                ------------
                                                                ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE FISCAL      FOR THE FISCAL
                                                      YEAR ENDED          YEAR ENDED
                                                   NOVEMBER 30, 1996   NOVEMBER 30, 1995
                                                   -----------------   -----------------

INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                              $     185,209,978   $     168,180,713
Net Realized Gain on Investments                             267,432           1,573,477
                                                   -----------------   -----------------
    Net Increase in Net Assets Resulting from
      Operations                                         185,477,410         169,754,190
                                                   -----------------   -----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                         18,847,392,256      17,654,676,133
Withdrawals                                          (18,519,575,165)    (17,137,148,786)
                                                   -----------------   -----------------
    Net Increase from Investors' Transactions            327,817,091         517,527,347
                                                   -----------------   -----------------
    Total Increase in Net Assets                         513,294,501         687,281,537

NET ASSETS
Beginning of Fiscal Year                               3,334,955,416       2,647,673,879
                                                   -----------------   -----------------
End of Fiscal Year                                 $   3,848,249,917   $   3,334,955,416
                                                   -----------------   -----------------
                                                   -----------------   -----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                     FOR THE FISCAL      FOR THE PERIOD
                                                       YEAR ENDED         JULY 12, 1993
                                                      NOVEMBER 30,        (COMMENCEMENT
                                                   ------------------   OF OPERATIONS) TO
                                                   1996   1995   1994   NOVEMBER 30, 1993
                                                   ----   ----   ----   -----------------
RATIOS TO AVERAGE NET ASSETS
Expenses                                           0.19%  0.19%  0.20%              0.19%(a)
Net Investment Income                              5.29%  5.77%  3.90%              2.98%(a)
Decrease Reflected in Expense Ratio due to
  Expense Reimbursement                            0.00%(b)   -- 0.00%(b)               --

------------------------
(a) Annualized

(b) Less than 0.01%

The Accompanying Notes are an Integral Part of the Financial Statements.

THE MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio's investment objective is to maximize current income and maintain a high level of liquidity. The Portfolio commenced operations on July 12, 1993. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a)Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

      The Portfolio's custodian or designated subcustodians, as the case may be under tri-party repurchase agreements, take possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

    b)Securities transactions are recorded on a trade date basis. Investment income consists of interest income, which includes the amortization of premiums and discounts, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    c)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is the same for book and tax purposes.

2. TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the Investment Advisory Agreement, the Portfolio pays Morgan at an annual rate of 0.20% of the Portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion. For the fiscal year ended November 30, 1996, this fee amounted to $4,503,793.

THE MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

    b)The Portfolio had retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as administrator and exclusive placement agent. Under an Administration Agreement, Signature provided administrative services necessary for the operations of the Portfolio, furnished office space and facilities required for conducting the business of the Portfolio and paid the compensation of the Portfolio's officers affiliated with Signature. Until December 28, 1995, the agreement provided for a fee to be paid to Signature at an annual fee rate determined by the following schedule: 0.01% of the first $1 billion of the aggregate average daily net assets of the Portfolio and the other portfolios subject to the agreement, 0.008% of the next $2 billion of such net assets, 0.006% of the next $2 billion of such net assets, and 0.004% of such net assets in excess of $5 billion. The daily equivalent of the fee rate was applied each day to the net assets of the Portfolio. For the period from December 1, 1995 through December 28, 1995, Signature's fee for these services amounted to $14,797.

      Effective December 29, 1995, the Administration Agreement was amended such that the fee charged was equal to the Portfolio's proportionate share of a complex-wide fee based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios (the "Master Portfolios") in which The JPM Pierpont Funds, The JPM Institutional Funds or The JPM Advisor Funds invest and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share its net assets bore to the total net assets of The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period from December 29, 1995 through July 31, 1996, such fees for these services amounted to $258,192. The Administration Agreement with Signature was terminated July 31, 1996.

      Effective August 1, 1996, certain administrative functions formerly provided by Signature are provided by Funds Distributor, Inc. ("FDI"), a registered broker-dealer, and by Morgan. FDI also serves as the Portfolio's exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, the Portfolio has agreed to pay FDI fees equal to its allocable share of annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period from August 1, 1996 through November 30, 1996, the fee for these services amounted to $33,012.

    c)Until August 31, 1995, the Portfolio had a Financial and Fund Accounting Services Agreement with Morgan which provided that Morgan would receive a fee, based on the percentages described below, for overseeing certain aspects of the administration and operation of the Portfolio and that was also designed to provide an expense limit for certain expenses of the Portfolio. This fee was calculated exclusive of the advisory fee, custody expenses and fund services fee at 0.03% of the Portfolio's average daily net assets. From September 1, 1995 until December 28, 1995, an interim agreement between the Portfolio and Morgan provided for the continuation of the oversight functions that were outlined under the prior agreement and that Morgan should bear all of its expenses incurred in connection with these services.

      Effective December 29, 1995, the Portfolio entered into an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects

THE MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------
      of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio had agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. Until July 31, 1996, this charge was calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.03% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share its net assets bore to the net assets of the Master Portfolios and other investors in the Master Portfolios for which Morgan provided similar services. For the period from December 29, 1995 through July 31, 1996, the fee for these services amounted to $493,282.

      Effective August 1, 1996, the Services Agreement was amended such that the annual complex-wide charge is calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.09% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.04% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The allocation of the Portfolio's portion of this charge is described above. For the period from August 1, 1996 through November 30, 1996, the fee for these services amounted to $398,448.

      In addition, Morgan has agreed to reimburse the Portfolio to the extent necessary to maintain the total operating expenses of the Portfolio at no more than 0.20% of the average daily net assets of the Portfolio through March 31, 1997. For the fiscal year ended November 30, 1996, Morgan reimbursed the Portfolio $9,993 for expenses under this agreement.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $157,428 for the fiscal year ended November 30, 1996.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds and the Master Portfolios. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $20,200.

Report of Independent Accountants

To the Trustees and Investors of
The Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Money Market Portfolio (the "Portfolio") at November 30, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the three years in the period then ended, and for the period July 12, 1993 (commencement of operations) through November 30, 1993, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1996 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
January 16, 1997

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